Insurance contract liabilities - Disclosure of composition of contract adjustments with passage of time (Parenthetical) (Detail) - Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member]
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Percentage of fluctuation due to increase decrease in rates	6.10%	3.70%	3.53%
PEN [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Percentage of fluctuation due to increase decrease in rates	8.14%	6.84%	5.07%
S Or Vac [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Percentage of fluctuation due to increase decrease in rates	4.78%	3.77%	2.05%